Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust II
Entity Central Index Key	0001557156
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000154942
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Global Equity Fund
Class Name	Class R6
Trading Symbol	GSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Manager Global Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities broadly rallied as waning inflation levels led to interest rate cuts by a growing number of central banks. U.S. stocks produced the strongest gains, followed closely by non-U.S. developed markets and emerging markets equities. Growth-oriented stocks generally outperformed their value counterparts.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	MSCI ACWI IMI Index
06/15	$1,000,000	$1,000,000	$1,000,000
10/15	$946,000	$949,700	$947,000
10/16	$953,000	$975,627	$969,160
10/17	$1,159,134	$1,203,241	$1,197,106
10/18	$1,119,376	$1,201,075	$1,185,734
10/19	$1,246,873	$1,349,528	$1,328,140
10/20	$1,279,292	$1,405,803	$1,385,516
10/21	$1,828,492	$1,944,647	$1,914,506
10/22	$1,469,924	$1,593,833	$1,527,393
10/23	$1,618,387	$1,744,928	$1,671,426
10/24	$2,097,753	$2,310,285	$2,211,798

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/24/15
Class R6	29.62%	10.95%	8.23%
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	32.40%	11.34%	9.35%
MSCI ACWI IMI Index	32.33%	10.73%	8.85%

Performance Inception Date	Jun. 24, 2015
AssetsNet	$ 1,314,598,549
Holdings Count | Holding	905
Advisory Fees Paid, Amount	$ 4,067,282
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$1,314,598,549
# of Portfolio Holdings	905
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid	$4,067,282

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124400
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class A
Trading Symbol	GMAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$106	1.07%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by central bank monetary policy, especially interest rate cuts by the U.S. Federal Reserve; the depreciation of major currencies versus the U.S. dollar; and substantial price movements and dispersions across commodities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A excluding sales charges	-1.02%	1.04%	0.69%
Class A including sales charges	-6.44%	-0.10%	0.13%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	9.92%	0.33%	2.11%

AssetsNet	$ 64,670,541
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 542,250
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$64,670,541
# of Portfolio Holdings	197
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$542,250

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	29.1	19.6	9.5	10.0
Commodities	94.7	49.1	45.5	3.6
Developed Market Currency	209.5	126.5	83.0	43.4
Long-Term Fixed Income	101.5	32.0	69.5	-37.5
Short-Term Fixed Income	39.3	39.3	-	39.3
Short-Term Investments	91.4	91.4	-	91.4

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124401
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class C
Trading Symbol	GMCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$177	1.79%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by central bank monetary policy, especially interest rate cuts by the U.S. Federal Reserve; the depreciation of major currencies versus the U.S. dollar; and substantial price movements and dispersions across commodities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C excluding sales charges	-1.81%	-2.79%	-0.06%
Class C including sales charges	-2.79%	0.56%	-0.06%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	9.92%	0.33%	2.11%

AssetsNet	$ 64,670,541
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 542,250
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$64,670,541
# of Portfolio Holdings	197
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$542,250

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	29.1	19.6	9.5	10.0
Commodities	94.7	49.1	45.5	3.6
Developed Market Currency	209.5	126.5	83.0	43.4
Long-Term Fixed Income	101.5	32.0	69.5	-37.5
Short-Term Fixed Income	39.3	39.3	-	39.3
Short-Term Investments	91.4	91.4	-	91.4

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201711
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class P
Trading Symbol	GMMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by central bank monetary policy, especially interest rate cuts by the U.S. Federal Reserve; the depreciation of major currencies versus the U.S. dollar; and substantial price movements and dispersions across commodities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/16/18
Class P	-0.76%	1.36%	1.65%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.39%	2.36%	2.33%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	9.92%	0.33%	1.83%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 64,670,541
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 542,250
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$64,670,541
# of Portfolio Holdings	197
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$542,250

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	29.1	19.6	9.5	10.0
Commodities	94.7	49.1	45.5	3.6
Developed Market Currency	209.5	126.5	83.0	43.4
Long-Term Fixed Income	101.5	32.0	69.5	-37.5
Short-Term Fixed Income	39.3	39.3	-	39.3
Short-Term Investments	91.4	91.4	-	91.4

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198936
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class R6
Trading Symbol	GMMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by central bank monetary policy, especially interest rate cuts by the U.S. Federal Reserve; the depreciation of major currencies versus the U.S. dollar; and substantial price movements and dispersions across commodities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/18
Class R6	-0.80%	1.37%	1.62%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.39%	2.36%	2.31%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	9.92%	0.33%	1.90%

Performance Inception Date	Feb. 28, 2018
AssetsNet	$ 64,670,541
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 542,250
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$64,670,541
# of Portfolio Holdings	197
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$542,250

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	29.1	19.6	9.5	10.0
Commodities	94.7	49.1	45.5	3.6
Developed Market Currency	209.5	126.5	83.0	43.4
Long-Term Fixed Income	101.5	32.0	69.5	-37.5
Short-Term Fixed Income	39.3	39.3	-	39.3
Short-Term Investments	91.4	91.4	-	91.4

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124402
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Institutional Class
Trading Symbol	GSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by central bank monetary policy, especially interest rate cuts by the U.S. Federal Reserve; the depreciation of major currencies versus the U.S. dollar; and substantial price movements and dispersions across commodities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	-0.77%	1.35%	1.04%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	9.92%	0.33%	2.11%

AssetsNet	$ 64,670,541
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 542,250
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$64,670,541
# of Portfolio Holdings	197
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$542,250

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	29.1	19.6	9.5	10.0
Commodities	94.7	49.1	45.5	3.6
Developed Market Currency	209.5	126.5	83.0	43.4
Long-Term Fixed Income	101.5	32.0	69.5	-37.5
Short-Term Fixed Income	39.3	39.3	-	39.3
Short-Term Investments	91.4	91.4	-	91.4

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124403
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Investor Class
Trading Symbol	GIMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by central bank monetary policy, especially interest rate cuts by the U.S. Federal Reserve; the depreciation of major currencies versus the U.S. dollar; and substantial price movements and dispersions across commodities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	-0.84%	1.29%	0.94%
ICE BofAML 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	9.92%	0.33%	2.11%

AssetsNet	$ 64,670,541
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 542,250
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$64,670,541
# of Portfolio Holdings	197
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$542,250

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash	29.1	19.6	9.5	10.0
Commodities	94.7	49.1	45.5	3.6
Developed Market Currency	209.5	126.5	83.0	43.4
Long-Term Fixed Income	101.5	32.0	69.5	-37.5
Short-Term Fixed Income	39.3	39.3	-	39.3
Short-Term Investments	91.4	91.4	-	91.4

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the period as a result of a lower management fee rate and lower expense limit.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000151918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GNCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Manager Non-Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global fixed income was influenced most by central bank monetary policy, waning inflation and resilient economic growth. Bond yields fell, as many central banks cut interest rates. External emerging markets debt posted the largest gains, followed by high yield corporate bonds, bank loans and local emerging markets debt.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)	Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)	J.P. Morgan EMBI℠ Global Diversified Index (Gross, USD, Unhedged)	J.P. Morgan GBI EM℠ Global Diversified Index (Gross, USD, Unhedged)	Multi-Manager Non-Core Fixed Income Composite Dynamic Index	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
03/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	-
03/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/15	$961,600	$990,258	$994,161	$1,006,446	$926,134	$976,539	$1,069,836
10/16	$1,034,297	$1,073,247	$1,056,802	$1,124,209	$1,028,406	$1,073,889	$1,125,130
10/17	$1,089,942	$1,184,010	$1,112,282	$1,195,216	$1,081,698	$1,148,777	$1,138,949
10/18	$1,058,988	$1,176,928	$1,166,695	$1,142,769	$1,010,525	$1,139,496	$1,141,268
10/19	$1,154,614	$1,273,077	$1,197,106	$1,306,728	$1,168,072	$1,251,650	$1,263,075
10/20	$1,168,585	$1,320,060	$1,215,099	$1,319,542	$1,123,536	$1,265,592	$1,317,676
10/21	$1,255,879	$1,436,629	$1,318,546	$1,377,790	$1,132,988	$1,353,667	$1,306,787
10/22	$1,062,222	$1,202,327	$1,291,826	$1,044,541	$903,282	$1,161,313	$1,148,348
10/23	$1,167,276	$1,310,755	$1,440,871	$1,131,866	$1,025,268	$1,268,515	$1,168,102
10/24	$1,318,321	$1,532,040	$1,592,853	$1,337,432	$1,115,056	$1,447,224	$1,283,937

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/15
Class R6	12.94%	2.68%	2.92%
Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)	16.88%	3.77%	4.55%
Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)	10.55%	5.87%	4.97%
J.P. Morgan EMBI℠ Global Diversified Index (Gross, USD, Unhedged)	18.16%	0.47%	3.08%
J.P. Morgan GBI-EM℠ Global Diversified Index (Gross, USD, Unhedged)	-0.92%	11.51%	1.14%
Multi-Manager Non-Core Fixed Income Composite Dynamic Index	14.09%	2.94%	3.93%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)	9.92%	0.33%	1.87%

Performance Inception Date	Mar. 31, 2015
AssetsNet	$ 1,625,268,512
Holdings Count | Holding	1,331
Advisory Fees Paid, Amount	$ 5,584,561
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$1,625,268,512
# of Portfolio Holdings	1,331
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid	$5,584,561

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Nuveen Asset Management LLC no longer serves as an investment subadviser for the Fund.

Material Fund Change Adviser [Text Block]	Nuveen Asset Management LLC no longer serves as an investment subadviser for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000157436
Shareholder Report [Line Items]
Fund Name	Multi-Manager International Equity Fund
Class Name	Class P
Trading Symbol	MMITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Non-U.S. developed markets equities generated strongly positive returns as waning inflation levels led to interest rate cuts by a number of central banks. Although higher energy prices and political uncertainty weighed on the economies of certain countries, the developed markets broadly avoided a major recession.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (Net, USD, Unhedged)
07/15	$1,000,000	$1,000,000
10/15	$952,000	$948,100
10/16	$944,194	$917,476
10/17	$1,184,396	$1,132,533
10/18	$1,117,715	$1,054,954
10/19	$1,260,559	$1,171,421
10/20	$1,231,692	$1,091,062
10/21	$1,717,718	$1,463,987
10/22	$1,320,066	$1,127,270
10/23	$1,522,300	$1,289,597
10/24	$1,894,046	$1,585,817

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/15
Class P	24.42%	8.47%	7.14%
MSCI EAFE Index (Net, USD, Unhedged)	22.97%	6.24%	5.10%

Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 1,585,900,228
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 6,153,927
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$1,585,900,228
# of Portfolio Holdings	160
Portfolio Turnover Rate	68%
Total Net Advisory Fees Paid	$6,153,927

Holdings [Text Block]

Sector Allocation (%)

Industrials	19.4%
Financials	18.1%
Health Care	13.0%
Information Technology	11.8%
Consumer Discretionary	11.1%
Consumer Staples	8.6%
Materials	5.7%
Communication Services	3.9%
Energy	2.6%
Other	5.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Lazard Asset Management LLC no longer serves as an investment subadviser for the Fund.

Material Fund Change Adviser [Text Block]	Lazard Asset Management LLC no longer serves as an investment subadviser for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000154943
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Real Assets Strategy Fund
Class Name	Class R6
Trading Symbol	GRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Manager Real Assets Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global real estate and global infrastructure securities overall posted double-digit gains, as global inflation eased and investors focused on the scope of central bank policy easing. Interest rates fell, boosting the performance of global real estate securities and the utilities segment of global infrastructure.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	Multi-Manager Real Assets Strategy Composite Dynamic Index	S&P 500® Index
06/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
06/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/15	$957,000	$972,202	$1,040,165	$1,012,892	$1,014,539
10/16	$936,425	$1,020,643	$1,067,734	$1,050,303	$1,060,285
10/17	$1,017,425	$1,149,831	$1,135,052	$1,143,207	$1,310,855
10/18	$998,298	$1,103,997	$1,140,503	$1,128,292	$1,407,154
10/19	$1,198,356	$1,323,061	$1,374,123	$1,357,269	$1,608,745
10/20	$1,043,888	$1,171,124	$1,060,461	$1,108,440	$1,764,962
10/21	$1,395,679	$1,482,944	$1,510,774	$1,507,978	$2,522,378
10/22	$1,119,613	$1,362,834	$1,135,738	$1,230,049	$2,153,832
10/23	$1,087,369	$1,323,366	$1,069,205	$1,173,544	$2,372,291
10/24	$1,402,597	$1,666,189	$1,376,006	$1,498,196	$3,274,166

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6	28.99%	3.19%	3.69%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	25.91%	4.71%	5.61%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	28.69%	0.03%	3.47%
Multi-Manager Real Assets Strategy Composite Dynamic Index	27.66%	1.99%	4.42%
S&P 500® Index	38.02%	15.25%	13.53%

Performance Inception Date	Jun. 30, 2015
AssetsNet	$ 914,496,375
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 4,334,197
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$914,496,375
# of Portfolio Holdings	186
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid	$4,334,197

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the period as a result of an increase in average net assets.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the period as a result of an increase in average net assets.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161913
Shareholder Report [Line Items]
Fund Name	Multi-Manager U.S. Small Cap Equity Fund
Class Name	Class P
Trading Symbol	MMSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager U.S. Small Cap Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap stocks broadly experienced volatility amid shifting sentiment around inflation and economic growth, Federal Reserve monetary policy and the then-upcoming election but produced strongly positive returns. Excitement around artificial intelligence capabilities drove a significant portion of market gains.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Total Return Index	Russell 3000 Index
04/16	$1,000,000	$1,000,000	$1,000,000
10/16	$1,052,000	$1,061,300	$1,041,800
10/17	$1,291,856	$1,356,872	$1,291,624
10/18	$1,286,689	$1,381,974	$1,376,871
10/19	$1,422,563	$1,449,691	$1,562,611
10/20	$1,338,632	$1,447,661	$1,721,216
10/21	$1,928,567	$2,183,073	$2,476,829
10/22	$1,624,432	$1,778,332	$2,067,657
10/23	$1,543,210	$1,626,106	$2,240,927
10/24	$1,946,297	$2,180,121	$3,089,342

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/29/16
Class P	26.12%	6.46%	8.14%
Russell 2000® Total Return Index	34.07%	8.49%	9.59%
Russell 3000 Index	37.86%	14.59%	14.16%

Performance Inception Date	Apr. 29, 2016
AssetsNet	$ 549,969,117
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 4,701,908
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$549,969,117
# of Portfolio Holdings	353
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid	$4,701,908

Holdings [Text Block]

Sector Allocation (%)

Industrials	21.4%
Financials	17.8%
Health Care	15.2%
Information Technology	13.6%
Consumer Discretionary	10.2%
Energy	4.8%
Materials	4.2%
Real Estate	2.6%
Consumer Staples	2.3%
Other	7.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs